Discontinued Operation - Schedule of Discontinued Operations from Balance Sheets (Parentheticals) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, net of allowance	$ 3,390